Putnam
Investors Fund

Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-04

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From the Trustees

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John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

In recent months we have communicated with you about Putnam's commitment to establishing high fiduciary standards within the investment management industry. The firm's efforts took a step forward in January with a series of initiatives that were outlined in a letter to shareholders from Putnam President and CEO Ed Haldeman. Among other things, Putnam is placing voluntary limits on fund expenses and reducing sales loads. In addition, beginning this spring, shareholder communications will provide enhanced disclosure, including a comparison of fund costs with industry averages and a gauge of each fund's relative risk. They will also disclose the number of shares held by Putnam employees and discuss how the portfolio management team is compensated. Another new measure, taking effect April 19, 2004, will impose a 2% fee on shares that are sold within 5 days of purchase. This redemption fee demonstrates Putnam's commitment to preventing short-term trading in its funds, which can be detrimental to shareholders.

These changes serve to advance shareholder interests and provide a framework to help you make financial decisions. We encourage you to review the new disclosure as it is implemented and discuss it with your financial advisor. While we are pleased with this progress, the Trustees and Putnam are continuing to explore other measures that may provide greater transparency and enhanced protection for long-term shareholders.

We are pleased to report that for the six-month period ended January 31, 2004, Putnam Investors Fund's performance was strong on both an absolute and comparative basis. Effective stock selection and disciplined adherence to the fund's approach of targeting stocks of companies that the management team believes are selling below their long-term worth helped the fund outperform both its benchmark index and Lipper peer group. This assessment is based on results at net asset value. Details appear on the facing page.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

March 17, 2004



Report from Fund Management

Fund highlights

 * Putnam Investors Fund recorded strong performance for the six months ended January 31, 2004, with class A shares returning 16.11% at net asset value (NAV) and 9.46% at public offering price (POP).

 * Solid bottom-up stock selection enabled the fund's performance at NAV to exceed that of its benchmark, the S&P 500 Index, which rose 15.23% for the same period.

 * This adept stock selection also enabled the fund's performance at NAV to outpace the average return of its Lipper category, Large-Cap Core Funds, which was 13.40%.

 * See the Performance Summary beginning on page 8 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

A robust stock market rally provided a favorable backdrop for Putnam Investors Fund, which advanced strongly during the six months ended January 31, 2004. Adept bottom-up stock selection helped the fund finish ahead of both its benchmark, the S&P 500 Index, and its Lipper peer group, based on results at net asset value. In particular, the fund benefited from our overweighting (relative to the benchmark) of several stocks that had been attractively priced due to investor concerns about corporate governance or other business risks. In each instance, based on our thorough analysis of underlying business fundamentals and the specific risks posed by the situation, we believed that the company's share price was significantly undervalued; we took advantage of this pricing inefficiency to add to the fund's holdings. This strategy paid off as these stock prices rose at above-market rates amid strong earnings reports from the issuing companies and a macro environment that rewarded risk taking.

FUND PROFILE

Putnam Investors Fund seeks long-term growth of capital and any increased income that results from this growth by investing primarily in large-cap stocks of well-established companies. The fund targets companies whose business worth is believed to be more than their current stock prices indicate, whether the stock is considered growth or value. The fund may be appropriate for investors seeking long-term growth of capital.


Market overview

Easing geopolitical tensions, a $350 billion federal tax cut, signs of more robust economic growth, and an interest-rate cut by the U.S. Federal Reserve Board in June of 2003 set the stage for a strong equity market rally over the past six months. The late November announcement of a phenomenal 8.2% annualized U.S. economic growth rate (gross domestic product or GDP) for the third quarter of 2003 confirmed the economy was strengthening and helped to propel the market upward through period-end.

The significant improvement in GDP was just one of many encouraging economic indicators. Consumer confidence, manufacturing, and employment also registered noteworthy gains. Consumer prices remained relatively stable and interest rates remained near their lowest point in years. Productivity rose and labor costs remained contained -- factors that bode well for sustained improvement in corporate profits.

The rally was a classic cyclical recovery in which investors were rewarded for taking on risk. Many of the stocks of companies that had been most severely punished by the risk-averse environment that preceded this rally gained the most during the period. The liquidity that resulted from low global interest rates in 2003 boosted economic growth worldwide; economically sensitive companies flourished in this environment. It also helped stocks of smaller companies outperform their larger-capitalization counterparts during the period.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 1/31/04
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                     15.23%
-------------------------------------------------------------------------------
Russell 1000 Growth Index (large-company growth stocks)                14.23%
-------------------------------------------------------------------------------
Russell 2000 Index (stocks of small and midsize companies)             22.67%
-------------------------------------------------------------------------------
MSCI EAFE Index (international stocks)                                 25.35%
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Aggregate Bond Index (broad bond market)                         4.49%
-------------------------------------------------------------------------------
Lehman Government Bond Index (U.S. Treasury and agency
securities)                                                             3.88%
-------------------------------------------------------------------------------
Citigroup World Government Bond Index (global government
bonds)                                                                 10.86%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 1/31/04.
-------------------------------------------------------------------------------


Strategy overview

The most important factor in selecting stocks for your fund is our analysis of each company's underlying business worth. While a company's stock price may fluctuate, the underlying worth is critical in determining our view of its attractiveness and weighting in the fund. We look for companies that we believe are worth more than their current stock prices indicate.

Sector or macroeconomic themes are less important components of our strategy: We examine sector weightings to ensure that the portfolio is well diversified; our macroeconomic view or sector perspectives may also affect the level of risk we are willing to take in pursuit of the fund's investment objective. For example, our view that the economy was poised for more robust growth influenced our decisions to place a greater-than-benchmark emphasis on several companies that had been out of favor. This strategy proved beneficial during the period.

Your fund is managed using a blend investment style, which means it has the flexibility to invest in both growth and value stocks. Growth stocks are stocks of companies that are growing rapidly and have the potential to continue growing. Value stocks represent companies whose stock prices are low because of recent problems or due to lower future growth expectations. We do not have a bias toward either type; we look for companies that have earnings prospects that are above market expectations over our intermediate-term (one- to two-year) investment horizon. They should also demonstrate financial strength and have effective management teams.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY WEIGHTINGS COMPARED]

TOP INDUSTRY WEIGHTINGS COMPARED

                                 as of 7/31/03                 as of 1/31/04

Pharmaceuticals                      10.7%                          10.0%

Financial                             6.8%                           7.8%

Retail                                7.2%                           7.5%

Banking                               8.3%                           7.2%

Software                              8.1%                           6.5%

Footnote reads:
This chart shows how the fund's top weightings have changed over the last six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.



How fund holdings affected performance

Our research-intensive approach and willingness to take a longer-term view on several seemingly troubled companies proved beneficial during the period. The top three individual contributors to the fund's strong performance versus its benchmark and peer group were companies in the financial services sector: Commerce Bank, Capital One, and Freddie Mac. When we made the decision to take above-benchmark positions in these companies, we believed that their share prices had been unfairly punished by risk-averse investors wary of any hint of operational difficulties or corporate governance lapses. In the wake of highly publicized accounting irregularities at companies such as Enron and WorldCom, many investors automatically assumed that there was a real business or operational problem whenever concerns surfaced. Their tendency was to sell shares indiscriminately without examining the true risks of the situation or underlying business fundamentals.

In the case of Commerce Bank, for example, investors drove down the stock price on concerns about the risks embedded in the company's bond portfolio and on the expenses of its service-intensive retail banking focus. Governance issues also hurt the share price as investors worried about an investigation of the company's political action committee. The share price of credit-card issuer Capital One declined on investor concerns about an inquiry into the firm's systems controls and potential losses from credit cards issued to consumers with less-than-pristine credit profiles. The stock price of Freddie Mac fell following the removal of the company's top three executives amid concerns related to accounting discrepancies on derivative transactions. In addition, investors worried about political risk associated with heightened scrutiny from regulators and about the absence of audited financial statements.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS

1  Microsoft Corp.
   Software

2  Pfizer, Inc.
   Pharmaceuticals

3  Freddie Mac
   Financial

4  Johnson & Johnson
   Pharmaceuticals

5  Citigroup, Inc.
   Financial

6  Exxon Mobil Corp.
   Oil and gas

7  American International Group, Inc.
   Insurance

8  Intel Corp.
   Electronics

9  Cisco System, Inc.
   Communications equipment

10 U.S. Bancorp
   Banking

Footnote reads:
These holdings represent 31.0% of the fund's net assets as of 1/31/04. The fund's holdings will change over time.

In each of these cases, our tendency was to add to the fund's holdings as the stock price declined because we believed that each company's underlying business model was sound, that their share prices were appealing, and that under closer scrutiny, the risks were actually lower than market perceptions indicated. This strategy was rewarded as these stock prices rose in response to earnings that were greater than what the market expected and investors realized that their initial assessment of the risks were overblown. As the stock prices of these companies rose and valuations became less attractive, we modestly trimmed the fund's positions.

The case of another significant contributor to results for the period, Tyco International, was somewhat different, but the reasoning behind our decision to hold on to this large conglomerate and take advantage of its low share price to expand the fund's position was the same. Despite the discovery of financial improprieties at Tyco, we believed that the stock had been oversold, as underlying business fundamentals remained solid and the new management team committed to expeditiously resolving past abuses. This strategy proved correct: the stock rallied significantly in the final months of the period amid investor recognition of Tyco's resolve to move forward, reports of strong results for 2003, and favorable profit forecasts for 2004.

Forest Laboratories was another top performer for the fund during the period, as the share price of this pharmaceutical company advanced significantly following the U.S. Food and Drug Administration's approval of its new drug, Namenda, used to treat Alzheimer's disease. Before this success, Forest Labs experienced significant growth following the strong performance of its antidepressant drugs, Lexapro and Celexa. Putnam analysts continued to monitor the company, following the development and testing of Namenda very closely. Based on early tests, which showed success in Alzheimer's cases ranging from mild to severe with a low side-effect profile, we believed that the market for this product was being underestimated. Our research prompted us to increase the fund's exposure in advance of FDA approval, augmenting the stock's contribution to results for the period. The fund's position in Forest Labs was later reduced on performance strength.

Some of the portfolio's largest holdings detracted from results during the period as near-term concerns overwhelmed what we believe are attractive longer-term prospects for these high-quality companies. Pharmaceutical giant Johnson & Johnson suffered from concerns about increased competition from Boston Scientific in the area of drug-coated, vascular stents and from Amgen on cancer drugs. Nevertheless, we believe Johnson & Johnson is attractively valued and well positioned versus its major competitors as it has less exposure to patent expirations and a fairly robust product pipeline.

The share price of high-tech defense contractor Lockheed Martin declined during the period as investors overlooked the company's competitive position and long-term earnings power in favor of more economically sensitive companies amid the classic cyclical recovery. Investors also were concerned about the impact of rising federal budget deficits on defense spending and the need for the government to spend more on sustaining the effort in Iraq than on new weaponry. Nevertheless, we believe the company is well positioned to respond to the Bush administration's desire to transform the military through technology.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management team

The fund is managed by the Putnam U.S. Core Team. The members of the team are James Wiess (Portfolio Leader), Joshua Brooks (Portfolio
Member), Richard Cervone (Portfolio Member), James Yu (Portfolio
Member), Richard England, Lee Montag, and Michael Nance.

OF SPECIAL INTEREST

Putnam introduces a new redemption fee to protect long-term investors in the funds. For shares purchased on or after April 19, 2004, a 2% redemption fee will be applied to shares exchanged or sold within 5 calendar days of purchase. The fee applies to all Putnam funds except money market funds, variable annuity funds, and closed-end funds. Beginning on April 19, 2004, the 1% redemption fee currently applicable to international, global, and taxable high-yield funds will be imposed on shares that are exchanged or redeemed within 6 to 90 days of purchase. Please see your fund's prospectus for additional information or talk to your financial advisor.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

It is difficult to believe that the themes driving markets since March 2003 -- investors' shift from pessimism to optimism, their greater appetite for risk, market leadership by more economically sensitive companies -- have much more room to run. We believe such rosy expectations are so much a part of current valuations at present that, in recent weeks, even solid earnings reports often have had a muted impact on a company's stock price. At the same time, we foresee no near-term trends that would catalyze a reversal in investor sentiment. As labor costs remain low, the Fed does not seem concerned about a rapid increase in inflation, helping to maintain the attractive rate environment.

Stock market earnings multiples are near fair value, which indicates that earnings growth and security selection are likely to be even more important in the months ahead than broad market themes. Such an environment is well-suited to the fund's research-intensive bottom-up approach. With the liquidity-driven rally in what appears to be its final stages, we may be seeing the beginning of a rotation away from companies leveraged to an economic recovery toward stocks of companies with attractive yields, solid balance sheets, and compelling margin growth.

We believe the fund's strategy of targeting stocks of competitively positioned companies selling below our view of their long-term business worth will continue to serve the fund well, whatever direction the markets take.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended January 31, 2004. In accordance with regulatory requirements, we also include performance for the most current calendar quarter-end. Performance should always be considered in light of a fund's investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and principal value will fluctuate and you may have a gain or a loss when you sell your shares. For the most recent month-end performance, please visit www.putnaminvestments.com.

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 1/31/04
---------------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M            Class R
(inception dates)             (12/1/25)              (3/1/93)             (7/26/99)             (12/2/94)          (1/21/03)
---------------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP          NAV
---------------------------------------------------------------------------------------------------------------------------------
6 months                  16.11%      9.46%     15.65%     10.65%     15.66%     14.66%     15.82%     11.81%        16.14%
---------------------------------------------------------------------------------------------------------------------------------
1 year                    34.64      26.89      33.63      28.63      33.69      32.69      34.07      29.33         34.54
---------------------------------------------------------------------------------------------------------------------------------
5 years                  -24.41     -28.77     -27.21     -28.63     -26.80     -26.80     -26.27     -28.84        -25.19
Annual average            -5.44      -6.56      -6.15      -6.52      -6.05      -6.05      -5.91      -6.58         -5.64
---------------------------------------------------------------------------------------------------------------------------------
10 years                 125.91     113.03     109.45     109.45     110.81     110.81     114.83     107.24        120.67
Annual average             8.49       7.86       7.67       7.67       7.74       7.74       7.95       7.56          8.24
---------------------------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)             9.66       9.58       8.60       8.60       8.83       8.83       8.88       8.83          9.39
---------------------------------------------------------------------------------------------------------------------------------


Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively (which for class A shares does not reflect a reduction in sales charges that went into effect on January 28, 2004; if this reduction had been in place for all periods indicated, returns would have been higher). Class B share returns reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, M, and R shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares.



----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 12/31/03 (MOST RECENT CALENDAR QUARTER)
----------------------------------------------------------------------------------------------------------------------------------
                               Class A               Class B               Class C               Class M           Class R
(inception dates)             (12/1/25)              (3/1/93)             (7/26/99)             (12/2/94)         (1/21/03)
----------------------------------------------------------------------------------------------------------------------------------
                            NAV        POP        NAV       CDSC        NAV       CDSC        NAV        POP          NAV
----------------------------------------------------------------------------------------------------------------------------------
6 months                  15.18%      8.61%     14.75%      9.74%     14.71%     13.71%     14.97%     10.94%       15.00%
---------------------------------------------------------------------------------------------------------------------------------
1 year                    27.62      20.24      26.53      21.53      26.68      25.68      26.92      22.44        27.41
----------------------------------------------------------------------------------------------------------------------------------
5 years                  -22.45     -26.89     -25.31     -26.77     -24.89     -24.89     -24.40     -27.05       -23.33
Annual average            -4.96      -6.07      -5.67      -6.04      -5.56      -5.56      -5.44      -6.11        -5.18
----------------------------------------------------------------------------------------------------------------------------------
10 years                 128.48     115.29     111.39     111.39     113.19     113.19     117.26     109.59       123.02
Annual average             8.61       7.97       7.77       7.77       7.86       7.86       8.07       7.68         8.35
----------------------------------------------------------------------------------------------------------------------------------
Annual average
(life of fund)             9.64       9.56       8.58       8.58       8.81       8.81       8.86       8.81         9.37
----------------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/04
---------------------------------------------------------------
                                               Lipper
                                             Large-Cap
                                             Core Funds
                          S&P 500             category
                           Index              average*
---------------------------------------------------------------
6 months                   15.23%              13.40%
---------------------------------------------------------------
1 year                     34.57               30.96
---------------------------------------------------------------
5 years                    -5.01               -9.46
Annual average             -1.02               -2.17
---------------------------------------------------------------
10 years                  181.31              132.39
Annual average             10.90                8.59
---------------------------------------------------------------
Annual average
(life of fund)                --+                 --+
---------------------------------------------------------------

   Index and Lipper results should be compared to fund performance at net asset value.

 * Over the 6-month and 1-, 5-, and 10-year periods ended 1/31/04, there were 1,072, 1,046, 614, and 220 funds, respectively, in this Lipper category.

 + The Standard and Poor's 500 Index began operations on 12/31/69. The
   Lipper Large-Cap Core Funds category began operations on 12/31/59.



-------------------------------------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/04
-------------------------------------------------------------------------------------------------
                            Class A           Class B    Class C    Class M         Class R
-------------------------------------------------------------------------------------------------
Distributions (number)          1               --         --         --               1
-------------------------------------------------------------------------------------------------
Income                       $0.048             --         --         --             $0.031
-------------------------------------------------------------------------------------------------
Capital gains                  --               --         --         --              --
-------------------------------------------------------------------------------------------------
Total                        $0.048             --         --         --             $0.031
-------------------------------------------------------------------------------------------------
Share value:             NAV        POP         NAV        NAV        NAV        POP        NAV
-------------------------------------------------------------------------------------------------
7/31/03                 $9.88     $10.48       $9.14      $9.64      $9.48      $9.82      $9.87
-------------------------------------------------------------------------------------------------
1/31/04                 11.42      12.05*      10.57      11.15      10.98      11.38      11.43
-------------------------------------------------------------------------------------------------


 * Reflects a reduction in sales charges that took effect on January 28, 2004.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares (since reduced to 5.25%) and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.


Comparative indexes

Citigroup World Government Bond Index is an unmanaged index of government bonds from 14 countries.

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of U.S. fixed-income securities.

Lehman Government Bond Index is an unmanaged index of U.S. Treasury and agency securities.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of international stocks from Europe, Australasia, and the Far East.

Russell 1000 Growth Index is an unmanaged index of those companies in the Russell 1000 Index chosen for their growth orientation.

Russell 2000 Index is an unmanaged index of common stocks that generally measure performance of small to midsize companies within the Russell 3000 Index.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
January 31, 2004 (Unaudited)

Common stocks (99.7%) (a)
Number of shares                                                          Value

Aerospace and Defense (2.3%)
-------------------------------------------------------------------------------
     1,517,534 Lockheed Martin Corp.                                $73,782,503
       898,326 Rockwell Collins, Inc.                                29,366,277
       174,669 United Technologies Corp.                             16,687,876
                                                                 --------------
                                                                    119,836,656

Airlines (0.8%)
-------------------------------------------------------------------------------
     2,813,267 Southwest Airlines Co.                                42,058,342

Automotive (0.1%)
-------------------------------------------------------------------------------
        60,268 General Motors Corp.                                   2,994,114
        20,800 Lear Corp.                                             1,365,728
                                                                 --------------
                                                                      4,359,842

Banking (7.2%)
-------------------------------------------------------------------------------
       401,917 Bank of America Corp.                                 32,740,159
     1,721,376 Bank of New York Co., Inc. (The)                      54,653,688
       415,280 Comerica, Inc.                                        23,716,641
     1,525,880 Commerce Bancorp, Inc.                                89,340,274
     1,264,659 Fifth Third Bancorp                                   73,084,644
        17,100 M&T Bank Corp.                                         1,538,487
     3,226,172 U.S. Bancorp                                          91,203,882
       103,108 Zions Bancorp.                                         6,046,253
                                                                 --------------
                                                                    372,324,028

Beverage (0.3%)
-------------------------------------------------------------------------------
        88,411 Anheuser-Busch Cos., Inc.                              4,484,206
       146,421 Coca-Cola Co. (The)                                    7,209,770
        92,426 PepsiCo, Inc.                                          4,368,053
                                                                 --------------
                                                                     16,062,029

Biotechnology (1.7%)
-------------------------------------------------------------------------------
     1,083,602 Amgen, Inc. (NON)                                     69,881,493
       313,700 Biogen Idec, Inc. (NON)                               13,423,223
        12,238 Genentech, Inc. (NON)                                  1,168,729
        20,100 Invitrogen Corp. (NON)                                 1,547,700
                                                                 --------------
                                                                     86,021,145

Broadcasting (0.8%)
-------------------------------------------------------------------------------
     1,043,818 Viacom, Inc. Class B                                  42,065,865

Building Materials (0.7%)
-------------------------------------------------------------------------------
     1,443,559 Masco Corp.                                           38,485,283

Cable Television (1.4%)
-------------------------------------------------------------------------------
     1,801,126 Comcast Corp. Class A (Special)
               (NON)                                                 59,347,102
       291,412 Echostar Communications Corp. Class
               A (NON)                                               10,636,538
                                                                 --------------
                                                                     69,983,640

Chemicals (0.5%)
-------------------------------------------------------------------------------
        43,648 3M Co.                                                 3,452,120
       496,800 E.I. du Pont de Nemours & Co.                         21,809,520
        35,926 PPG Industries, Inc.                                   2,091,971
                                                                 --------------
                                                                     27,353,611

Commercial and Consumer Services (1.7%)
-------------------------------------------------------------------------------
       811,005 Choicepoint, Inc. (NON)                               31,223,693
       200,548 eBay, Inc. (NON)                                      13,442,732
       372,691 Iron Mountain, Inc. (NON)                             15,515,126
       538,855 Yahoo!, Inc. (NON)                                    25,245,357
                                                                 --------------
                                                                     85,426,908

Communications Equipment (2.8%)
-------------------------------------------------------------------------------
     3,657,321 Cisco Systems, Inc. (NON)                             93,773,710
     1,188,100 Nokia OYJ ADR (Finland)                               24,546,146
       468,188 QUALCOMM, Inc.                                        27,351,543
                                                                 --------------
                                                                    145,671,399

Computers (4.0%)
-------------------------------------------------------------------------------
     1,751,768 Dell, Inc. (NON)                                      58,631,675
     1,396,169 EMC Corp. (NON)                                       19,602,213
     2,855,783 Hewlett-Packard Co.                                   67,939,078
        58,000 IBM Corp.                                              5,755,340
       316,105 Lexmark International, Inc. (NON)                     26,201,943
       632,300 Network Appliance, Inc. (NON)                         14,138,228
        33,400 Seagate Technology (Cayman Islands)
               (NON)                                                    544,420
     2,809,151 Sun Microsystems, Inc. (NON)                          14,916,592
                                                                 --------------
                                                                    207,729,489

Conglomerates (2.2%)
-------------------------------------------------------------------------------
       466,712 ITT Industries, Inc.                                  34,788,712
     2,886,674 Tyco International, Ltd. (Bermuda)                    77,218,530
                                                                 --------------
                                                                    112,007,242

Consumer Finance (4.3%)
-------------------------------------------------------------------------------
     1,081,389 Capital One Financial Corp.                           76,865,130
       485,727 Countrywide Financial Corp.                           40,582,491
     2,544,653 MBNA Corp.                                            68,603,818
     2,510,088 Providian Financial Corp. (NON)                       34,363,105
                                                                 --------------
                                                                    220,414,544

Consumer Goods (2.6%)
-------------------------------------------------------------------------------
       527,064 Avon Products, Inc.                                   33,373,692
       533,091 Colgate-Palmolive Co.                                 27,331,576
       739,343 Procter & Gamble Co.                                  74,732,790
                                                                 --------------
                                                                    135,438,058

Electric Utilities (1.2%)
-------------------------------------------------------------------------------
     1,748,181 Edison International                                  38,459,982
        67,934 Entergy Corp.                                          3,972,780
       133,900 Exelon Corp.                                           8,968,622
        34,800 FirstEnergy Corp.                                      1,305,696
       156,500 PG&E Corp. (NON)                                       4,202,025
       379,825 Sierra Pacific Resources (NON)                         2,989,223
                                                                 --------------
                                                                     59,898,328

Electronics (4.2%)
-------------------------------------------------------------------------------
     1,004,100 Agere Systems, Inc. Class A (NON)                      3,865,785
       598,099 Celestica, Inc. (Canada) (NON)                        10,257,398
       407,500 Integrated Circuit Systems, Inc.
               (NON)                                                 10,493,125
     4,107,534 Intel Corp.                                          125,690,540
       495,000 Linear Technology Corp.                               19,800,000
        23,800 QLogic Corp. (NON)                                     1,070,048
       561,393 SanDisk Corp. (NON)                                   30,562,235
       281,036 Storage Technology Corp. (NON)                         8,150,044
       134,100 Texas Instruments, Inc.                                4,204,035
        60,900 Xilinx, Inc. (NON)                                     2,552,319
                                                                 --------------
                                                                    216,645,529

Energy (1.2%)
-------------------------------------------------------------------------------
     1,370,603 GlobalSantaFe Corp. (Cayman Islands)                  37,417,462
       734,604 Halliburton Co.                                       22,148,311
                                                                 --------------
                                                                     59,565,773

Financial (7.8%)
-------------------------------------------------------------------------------
     3,496,951 Citigroup, Inc.                                      173,029,135
       216,854 Fannie Mae                                            16,719,443
     3,097,274 Freddie Mac                                          193,331,843
       540,267 SLM Corp.                                             20,746,253
                                                                 --------------
                                                                    403,826,674

Food (0.5%)
-------------------------------------------------------------------------------
       872,127 Dean Foods Co. (NON)                                  27,908,064

Gaming & Lottery (0.9%)
-------------------------------------------------------------------------------
       828,499 Harrah's Entertainment, Inc.                          43,910,447

Health Care Services (2.4%)
-------------------------------------------------------------------------------
         8,700 AdvancePCS (NON)                                         496,683
       637,275 Cardinal Health, Inc.                                 40,855,700
       441,081 CIGNA Corp.                                           27,355,844
       428,345 Express Scripts, Inc. Class A (NON)                   29,628,624
        39,900 Manor Care, Inc.                                       1,424,430
        47,274 McKesson Corp.                                         1,388,910
       957,825 Tenet Healthcare Corp. (NON)                          11,877,030
       131,500 UnitedHealth Group, Inc.                               8,005,720
                                                                 --------------
                                                                    121,032,941

Homebuilding (1.1%)
-------------------------------------------------------------------------------
       702,566 Lennar Corp.                                          30,983,161
        54,403 NVR, Inc. (NON)                                       23,638,104
       105,130 Pulte Homes, Inc.                                      4,535,308
                                                                 --------------
                                                                     59,156,573

Insurance (5.3%)
-------------------------------------------------------------------------------
       965,909 ACE, Ltd. (Bermuda)                                   41,939,769
     1,974,535 American International Group, Inc.                   137,131,456
       727,615 Everest Re Group, Ltd. (Barbados)                     61,905,484
       233,804 Radian Group, Inc.                                    10,885,914
       290,628 XL Capital, Ltd. Class A (Bermuda)                    23,104,926
                                                                 --------------
                                                                    274,967,549

Investment Banking/Brokerage (2.6%)
-------------------------------------------------------------------------------
     2,107,854 Charles Schwab Corp. (The)                            26,537,882
     1,705,643 JPMorgan Chase & Co.                                  66,332,456
       510,535 Lehman Brothers Holdings, Inc.                        41,914,924
             1 Piper Jaffra (NON)                                            47
                                                                 --------------
                                                                    134,785,309

Leisure (1.0%)
-------------------------------------------------------------------------------
     1,006,616 Harley-Davidson, Inc.                                 51,377,681

Lodging/Tourism (0.1%)
-------------------------------------------------------------------------------
       102,300 Royal Caribbean Cruises, Ltd.                          4,334,451

Manufacturing (0.8%)
-------------------------------------------------------------------------------
       566,657 Dover Corp.                                           23,414,267
       239,108 Illinois Tool Works, Inc.                             18,674,335
                                                                 --------------
                                                                     42,088,602

Media (0.5%)
-------------------------------------------------------------------------------
       126,937 Liberty Media Corp. Class A (NON)                      1,477,547
     1,297,828 Time Warner, Inc. (NON)                               22,802,838
                                                                 --------------
                                                                     24,280,385

Medical Technology (1.5%)
-------------------------------------------------------------------------------
       115,869 Baxter International, Inc.                             3,377,581
       163,950 Inamed Corp. (NON)                                     8,449,983
     1,255,526 Medtronic, Inc.                                       61,796,990
         6,000 St. Jude Medical, Inc. (NON)                             431,100
         8,100 Varian Medical Systems, Inc. (NON)                       671,814
                                                                 --------------
                                                                     74,727,468

Metals (0.5%)
-------------------------------------------------------------------------------
     1,470,219 BHP Billiton PLC (United Kingdom)                     12,082,558
       698,468 BHP Billiton PLC ADR (United Kingdom)                 11,650,446
                                                                 --------------
                                                                     23,733,004

Oil & Gas (4.6%)
-------------------------------------------------------------------------------
        85,400 Amerada Hess Corp.                                     4,815,706
        99,800 Apache Corp.                                           3,840,304
       461,519 Canadian Natural Resources, Ltd.
               (Canada)                                              22,203,425
       493,162 EnCana Corp. (Canada)                                 19,121,473
     4,000,001 Exxon Mobil Corp.                                    163,160,041
       586,206 Noble Corp. (Cayman Islands) (NON)                    21,748,243
                                                                 --------------
                                                                    234,889,192

Pharmaceuticals (10.0%)
-------------------------------------------------------------------------------
       823,218 Abbott Laboratories                                   35,464,231
        11,743 Allergan, Inc.                                           972,908
       222,719 AstraZeneca PLC (United Kingdom)                      10,548,329
        38,100 Eli Lilly Co.                                          2,592,324
       878,631 Forest Laboratories, Inc. (NON)                       65,449,223
     3,389,311 Johnson & Johnson                                    181,056,994
       213,621 Merck & Co., Inc.                                     10,168,360
     5,630,618 Pfizer, Inc.                                         206,249,537
        33,500 Teva Pharmaceutical Industries, Ltd.
               ADR (Israel)                                           2,096,765
                                                                 --------------
                                                                    514,598,671

Photography/Imaging (0.8%)
-------------------------------------------------------------------------------
     2,664,324 Xerox Corp. (NON)                                     39,005,703

Railroads (1.4%)
-------------------------------------------------------------------------------
       435,300 Canadian National Railway Co.
               (Canada)                                              26,096,235
       727,114 Union Pacific Corp.                                   46,826,142
                                                                 --------------
                                                                     72,922,377

Real Estate (0.4%)
-------------------------------------------------------------------------------
       587,602 Apartment Investment & Management
               Co. Class A (R)                                       20,671,838

Regional Bells (0.7%)
-------------------------------------------------------------------------------
       284,252 SBC Communications, Inc.                               7,248,426
       738,464 Verizon Communications, Inc.                          27,219,783
                                                                 --------------
                                                                     34,468,209

Restaurants (--%)
-------------------------------------------------------------------------------
        75,500 McDonald's Corp.                                       1,943,370

Retail (7.5%)
-------------------------------------------------------------------------------
       658,979 AutoZone, Inc. (NON)                                  55,565,109
       704,929 Bed Bath & Beyond, Inc. (NON)                         28,627,167
       781,202 Costco Wholesale Corp. (NON)                          28,966,970
     1,052,593 Family Dollar Stores, Inc.                            36,461,822
        92,770 Home Depot, Inc. (The)                                 3,290,552
       486,000 Kohl's Corp. (NON)                                    21,529,800
        82,300 Kroger Co. (NON)                                       1,525,019
       924,165 Lowe's Cos., Inc.                                     49,489,036
        62,390 Michaels Stores, Inc.                                  2,793,200
     1,031,586 Rent-A-Center, Inc. (NON)                             32,154,536
       629,662 Ross Stores, Inc.                                     17,599,053
     1,038,666 Staples, Inc. (NON)                                   27,638,902
       706,703 TJX Cos., Inc. (The)                                  16,247,102
     1,227,668 Wal-Mart Stores, Inc.                                 66,109,922
                                                                 --------------
                                                                    387,998,190

Software (6.5%)
-------------------------------------------------------------------------------
     1,515,290 BMC Software, Inc. (NON)                              30,154,271
       963,748 Computer Associates International, Inc.               25,192,373
     8,314,221 Microsoft Corp.                                      229,888,211
     1,372,914 Oracle Corp. (NON)                                    18,959,942
       981,723 Siebel Systems, Inc. (NON)                            13,086,368
       105,700 Symantec Corp. (NON)                                   4,101,160
       412,081 VERITAS Software Corp. (NON)                          13,540,982
                                                                 --------------
                                                                    334,923,307

Technology Services (1.0%)
-------------------------------------------------------------------------------
        68,900 Accenture, Ltd. Class A (Bermuda) (NON)                1,630,863
       686,879 Checkfree Corp. (NON)                                 21,561,132
       739,215 First Data Corp.                                      28,947,659
                                                                 --------------
                                                                     52,139,654

Telecommunications (0.4%)
-------------------------------------------------------------------------------
     3,396,098 Level 3 Communications, Inc. (NON)                    20,376,588

Tobacco (1.0%)
-------------------------------------------------------------------------------
       945,555 Altria Group, Inc.                                    52,563,402
        12,209 R.J. Reynolds Tobacco Holdings, Inc.                     721,061
                                                                 --------------
                                                                     53,284,463

Toys (0.4%)
-------------------------------------------------------------------------------
     1,019,209 Mattel, Inc.                                          19,273,242
                                                                 --------------
               Total Common stocks
               (cost $4,419,627,811)                             $5,133,971,663

Short-term investments (5.6%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $247,379,28 Short-term investments held as
               collateral for loaned
               securities with yields ranging from
               1.00% to 1.05% due February 2, 2004 (d)             $247,364,971
    40,796,329 Short-term investments held in
               Putnam commingled cash account with
               yields ranging from 0.85% to 1.13%
               and due dates ranging from February 2,
               2004 to March 30, 2004 (d)                            40,796,329
                                                                 --------------
               Total Short-term investments
               (cost $288,161,300)                                 $288,161,300
-------------------------------------------------------------------------------
               Total Investments
               (cost $4,707,789,111)                             $5,422,132,963
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,150,272,386.

(NON) Non-income-producing security.

  (d) See Note 1 to the financial statements.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.

  (R) Real Estate Investment Trust.


Written options outstanding at January 31, 2004
(premium received $139,113)

                                                     Expiration
Contract                                             date/               Market
amount                                               strike price         value
-------------------------------------------------------------------------------
        33,639 Capital One Financial Corp. (Call)    Feb 04/$74.25      $32,832
        66,587 Checkfree Corp. (Call)                Feb 04/$37.91        1,332
       363,433 Level 3 Communications, Inc. (Put)    Feb 04/$5.71        42,884
-------------------------------------------------------------------------------
                                                                        $77,048
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of assets and liabilities
January 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value, including $237,373,770
of securities on loan (identified cost $4,707,789,111)
(Note 1)                                                         $5,422,132,963
-------------------------------------------------------------------------------
Dividends, interest and other receivables                             4,363,185
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                                6,329,205
-------------------------------------------------------------------------------
Total assets                                                      5,432,825,353

Liabilities
-------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                     1,205
-------------------------------------------------------------------------------
Payable for securities purchased                                      4,887,518
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                           19,457,819
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                          6,307,748
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            1,565,015
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                  274,245
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                              3,124
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                1,948,613
-------------------------------------------------------------------------------
Written options outstanding, at value (premiums received
$139,113) (Note 1)                                                       77,048
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                  247,364,971
-------------------------------------------------------------------------------
Other accrued expenses                                                  665,661
-------------------------------------------------------------------------------
Total liabilities                                                   282,552,967
-------------------------------------------------------------------------------
Net assets                                                       $5,150,272,386

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                  $7,523,763,501
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                          2,716,792
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                   (3,090,613,943)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                   714,406,036
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                               $5,150,272,386

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,639,006,668 divided by 231,015,960 shares)                           $11.42
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $11.42)*                  $12.05
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,487,498,745 divided by 140,671,674 shares)**                         $10.57
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($65,419,257 divided by 5,865,016 shares)**                              $11.15
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($82,352,043 divided by 7,499,468 shares)                                $10.98
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.98)*                  $11.38
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($1,662 divided by 145 shares)                             $11.43
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($875,994,011 divided by 75,754,309 shares)                $11.56
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended January 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $80,765)                           $34,878,157
-------------------------------------------------------------------------------
Interest                                                                116,459
-------------------------------------------------------------------------------
Securities lending                                                      115,589
-------------------------------------------------------------------------------
Total investment income                                              35,110,205

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                     12,915,580
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                        6,978,831
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                               39,068
-------------------------------------------------------------------------------
Administrative services (Note 2)                                         21,001
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                 3,481,129
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                 7,599,613
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                   352,563
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                   325,172
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                         3
-------------------------------------------------------------------------------
Other                                                                   967,895
-------------------------------------------------------------------------------
Non-recurring costs (Note 5)                                            119,052
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 5)                                      (119,052)
-------------------------------------------------------------------------------
Total expenses                                                       32,680,855
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                           (1,049,542)
-------------------------------------------------------------------------------
Net expenses                                                         31,631,313
-------------------------------------------------------------------------------
Net investment income                                                 3,478,892
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                    547,568,901
-------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                         645,806
-------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)               1,393
-------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                    221,051
-------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                        144
-------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures
contracts and written options during the period                     231,050,547
-------------------------------------------------------------------------------
Net gain on investments                                             779,487,842
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations               $782,966,734
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                            Six months ended       Year ended
                                                  January 31          July 31
Decrease in net assets                                  2004*            2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                             $3,478,892      $17,139,742
-------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                    548,437,151     (426,380,617)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign
currencies                                       231,050,691      861,531,388
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                       782,966,734      452,290,513
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
 From net investment income
  Class A                                        (11,694,831)              --
-------------------------------------------------------------------------------
  Class R                                                 (3)              --
-------------------------------------------------------------------------------
  Class Y                                         (6,205,075)              --
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                      (1,067,354,775)  (1,233,743,462)
-------------------------------------------------------------------------------
Total decrease in net assets                    (302,287,950)    (781,452,949)

Net assets
-------------------------------------------------------------------------------
Beginning of period                            5,452,560,336    6,234,013,285
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $2,716,792 and
$17,137,809, respectively)                    $5,150,272,386   $5,452,560,336
-------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                        January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $9.88           $9.01          $12.52          $18.36          $15.78          $13.67
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (a)             .02             .04             .01            (.01)           (.04)           (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.57             .83           (3.52)          (5.57)           2.75            2.51
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.59             .87           (3.51)          (5.58)           2.71            2.49
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.05)             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --            (.26)           (.13)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
From return of
capital                                       --              --              --              -- (d)          --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.05)             --              --            (.26)           (.13)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $11.42           $9.88           $9.01          $12.52          $18.36          $15.78
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     16.11*           9.66          (28.04)         (30.71)          17.19           18.65
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,639,007      $2,914,209      $3,434,086      $5,773,210      $8,432,177      $6,130,543
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .52*           1.06             .98             .89             .86             .89
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)             .16*            .49             .06            (.06)           (.25)           (.14)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     32.95*          81.98          129.58           94.48           65.38           74.73
---------------------------------------------------------------------------------------------------------------------------------


  * Not annualized.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                          Six months
                                            ended
                                          January 31
Per-share                                (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $9.14           $8.39          $11.76          $17.39          $15.06          $13.17
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.02)           (.02)           (.07)           (.12)           (.17)           (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.45             .77           (3.30)          (5.25)           2.63            2.40
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.43             .75           (3.37)          (5.37)           2.46            2.27
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --            (.26)           (.13)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
From return of
capital                                       --              --              --              -- (d)          --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --              --            (.26)           (.13)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $10.57           $9.14           $8.39          $11.76          $17.39          $15.06
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     15.65*           8.94          (28.66)         (31.22)          16.34           17.67
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,487,499      $1,504,243      $1,672,523      $3,010,604      $4,631,442      $3,028,807
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .89*           1.81            1.73            1.64            1.61            1.64
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)                   (.21)*          (.26)           (.69)           (.81)          (1.00)           (.90)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     32.95*          81.98          129.58           94.48           65.38           74.73
---------------------------------------------------------------------------------------------------------------------------------


  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       For the
                                     Six months                                                                        period
                                        ended                                                                         July 26,
                                      January 31                                                                      1999+ to
Per-share                            (Unaudited)                         Year ended July 31                            July 31
operating performance                   2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $9.64           $8.85          $12.40          $18.22          $15.77          $16.08
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.02)           (.02)           (.07)           (.12)           (.19)             -- (d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              1.53             .81           (3.48)          (5.44)           2.77            (.31)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   1.51             .79           (3.55)          (5.56)           2.58            (.31)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --              --              --            (.26)           (.13)             --
---------------------------------------------------------------------------------------------------------------------------------
From return of
capital                                   --              --              --              -- (d)          --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                       --              --              --            (.26)           (.13)             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $11.15           $9.64           $8.85          $12.40          $18.22          $15.77
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 15.66*           8.93          (28.63)         (30.84)          16.37           (1.93)*
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $65,419         $72,656         $81,601        $140,990        $151,702          $1,534
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .89*           1.81            1.73            1.64            1.61             .03*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
loss to average net assets (%)          (.21)*          (.26)           (.69)           (.81)          (1.04)           (.01)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 32.95*          81.98          129.58           94.48           65.38           74.73
---------------------------------------------------------------------------------------------------------------------------------


  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                      Six months
                                           ended
                                      January 31
Per-share                            (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $9.48           $8.68          $12.14          $17.90          $15.46          $13.47
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)                     (.01)             -- (d)        (.05)           (.08)           (.13)           (.09)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.51             .80           (3.41)          (5.42)           2.70            2.46
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.50             .80           (3.46)          (5.50)           2.57            2.37
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --            (.26)           (.13)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
From return of
capital                                       --              --              --              -- (d)          --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           --              --              --            (.26)           (.13)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $10.98           $9.48           $8.68          $12.14          $17.90          $15.46
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     15.82*           9.22          (28.50)         (31.06)          16.63           18.02
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                           $82,352         $88,269         $99,412        $182,647        $279,185        $199,806
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .77*           1.56            1.48            1.39            1.36            1.39
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
loss to average net assets (%)              (.09)*          (.01)           (.44)           (.56)           (.75)           (.64)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     32.95*          81.98          129.58           94.48           65.38           74.73
---------------------------------------------------------------------------------------------------------------------------------


  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of these financial statements.


Financial highlights
(For a common share outstanding throughout the period)

CLASS R
------------------------------------------------------------------------------
                                                              For the
                                            Six months        period
                                              ended         January 21,
                                             July 31           2003+
Per-share                                  (Unaudited)      to July 31
operating performance                          2004            2003
------------------------------------------------------------------------------
Net asset value,
beginning of period                           $9.87           $9.01
------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------
Net investment income (a)                        --             .01
------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                            1.59             .85
------------------------------------------------------------------------------
Total from
investment operations                          1.59             .86
------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------
From net
investment income                              (.03)             --
------------------------------------------------------------------------------
Total distributions                            (.03)             --
------------------------------------------------------------------------------
Net asset value,
end of period                                $11.43           $9.87
------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                        16.14*           9.55*
------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $2              $1
------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                       .64*            .69*
------------------------------------------------------------------------------
Ratio of net investment
income to average net assets (%)                .03*            .13*
------------------------------------------------------------------------------
Portfolio turnover (%)                        32.95*          81.98
------------------------------------------------------------------------------

  + Commencement of operations

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------------------------
                                         Six months
                                           ended
                                        January 31
Per-share                               (Unaudited)                                 Year ended July 31
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $10.02           $9.11          $12.63          $18.48          $15.84          $13.70
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .03             .07             .03             .03              -- (d)         .01
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                  1.59             .84           (3.55)          (5.62)           2.77            2.51
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                       1.62             .91           (3.52)          (5.59)           2.77            2.52
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.08)             --              --              --              --              --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                --              --              --            (.26)           (.13)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
From return of
capital                                       --              --              --              -- (d)          --              --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.08)             --              --            (.26)           (.13)           (.38)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $11.56          $10.02           $9.11          $12.63          $18.48          $15.84
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                     16.19*           9.99          (27.87)         (30.57)          17.50           18.83
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $875,994        $873,182        $946,391      $1,199,005      $1,344,776        $754,474
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .39*            .81             .73             .64             .61             .64
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    .29*            .74             .31             .19              -- (e)         .09
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     32.95*          81.98          129.58           94.48           65.38           74.73
---------------------------------------------------------------------------------------------------------------------------------


  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) Ratio of net investment income to average net assets was less than 0.01%.

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
January 31, 2004 (Unaudited)

Note 1
Significant accounting policies

Putnam Investors Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital and any increased income that results from this growth by investing primarily in a portfolio consisting of quality common stocks.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.25%. Prior to January 28, 2004, the maximum front-end sales charge for class A shares was 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and Class R shares but lower than class B and class C shares. Class R shares are sold without a front end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments, trust companies and certain college savings plans.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Effective April 19, 2004, a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At January 31, 2004, the value of securities loaned amounted to $237,373,770. The fund received cash collateral of $247,364,971 which is pooled with collateral of other Putnam funds into 9 issuers of high grade short-term investments.

G) Line of credit During the period, the fund was entered into a committed line of credit with certain banks. The line of credit agreement included restrictions that the fund would maintain an asset coverage ratio of at least 300% and that borrowings would not exceed prospectus limitations. For the period ended August 6, 2003, the fund had no borrowings against the line of credit. Effective August 6, 2003, the fund no longer participated in a committed line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2003, the fund had a capital loss carryover of $3,506,875,368 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
--------------------------------
  $268,517,337   July 31, 2009
 2,385,899,897   July 31, 2010
   852,458,134   July 31, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending July 31, 2004 $51,143,466 of losses recognized during the period November 1, 2002 to July 31, 2003.

The aggregate identified cost on a tax basis is $4,789,090,895, resulting in gross unrealized appreciation and depreciation of $711,987,059 and $78,944,991, respectively, or net unrealized appreciation of $633,042,068.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary bear other expenses) through December 31, 2004 to the extent that the fund's net expenses as a percentage of average net assets exceed the average expense ratio for the fund's Lipper peer group of front-end load funds.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended January 31, 2004 the fund paid PFTC $5,301,277 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended January 31, 2004, the fund's expenses were reduced by $1,049,542 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $4,631 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended January 31, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $150,239 and $4,217 from the sale of class A and class M shares, respectively, and received $2,739,645 and $6,914 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2004, Putnam Retail Management, acting as underwriter, received $4,649 and no monies on class A and class M redemptions, respectively.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $1,736,953,781 and $2,739,294,222, respectively. There were no purchases and sales of U.S. government securities.

Written option transactions during the year are summarized as follows:

                                      Contract          Premiums
                                       Amounts          Received
----------------------------------------------------------------
Written options
outstanding at
beginning of year                      424,455          $333,732
----------------------------------------------------------------
Options opened                         584,921           291,502
Options exercised                     (316,368)         (261,140)
Options expired                         (6,513)          (10,747)
Options closed                        (222,836)         (214,234)
----------------------------------------------------------------
Written options
outstanding at
end of year                            463,659          $139,113
----------------------------------------------------------------

Note 4
Capital shares

At January 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                               Six months ended January 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         14,615,478      $154,823,621
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                     1,015,009        10,850,440
----------------------------------------------------------------
                                    15,630,487       165,674,061

Shares repurchased                 (79,437,060)     (837,205,837)
----------------------------------------------------------------
Net decrease                       (63,806,573)    $(671,531,776)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         46,516,107      $416,915,595
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    46,516,107       416,915,595

Shares repurchased                (133,024,480)   (1,181,917,612)
----------------------------------------------------------------
Net decrease                       (86,508,373)    $(765,002,017)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          4,511,810       $44,258,220
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     4,511,810        44,258,220

Shares repurchased                 (28,360,690)     (279,568,038)
----------------------------------------------------------------
Net decrease                       (23,848,880)    $(235,309,818)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         15,107,209      $125,883,516
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    15,107,209       125,883,516

Shares repurchased                 (49,864,474)     (409,529,745)
----------------------------------------------------------------
Net decrease                       (34,757,265)    $(283,646,229)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            286,241        $2,952,357
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       286,241         2,952,357

Shares repurchased                  (1,954,927)      (20,350,968)
----------------------------------------------------------------
Net decrease                        (1,668,686)     $(17,398,611)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,259,592       $11,076,960
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     1,259,592        11,076,960

Shares repurchased                  (2,943,541)      (25,631,598)
----------------------------------------------------------------
Net decrease                        (1,683,949)     $(14,554,638)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            640,778        $6,544,789
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       640,778         6,544,789

Shares repurchased                  (2,449,644)      (24,995,311)
----------------------------------------------------------------
Net decrease                        (1,808,866)     $(18,450,522)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,928,367       $16,794,050
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     1,928,367        16,794,050

Shares repurchased                  (4,068,742)      (34,704,550)
----------------------------------------------------------------
Net decrease                        (2,140,375)     $(17,910,500)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                 34              $394
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                 3
----------------------------------------------------------------
                                            34               397

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                                34              $397
----------------------------------------------------------------

                            For the period from January 21, 2003
                                    (commencement of operations)
                                                to July 31, 2003
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                111            $1,000
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                           111             1,000

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               111            $1,000
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          8,708,264       $93,588,407
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                       573,464         6,205,075
----------------------------------------------------------------
                                     9,281,728        99,793,482

Shares repurchased                 (20,679,993)     (224,457,927)
----------------------------------------------------------------
Net decrease                       (11,398,265)    $(124,664,445)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         24,469,791      $220,846,964
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    24,469,791       220,846,964

Shares repurchased                 (41,251,860)     (373,478,042)
----------------------------------------------------------------
Net decrease                       (16,782,069)    $(152,631,078)
----------------------------------------------------------------

At January 31, 2004, Putnam Investments, LLC owned 111 class R shares of the fund (76.6% of class R shares outstanding), valued at $1,269.

Note 5
Regulatory matters and litigation

On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending. Putnam Management has committed to make complete restitution for any losses suffered by Putnam shareholders as a result of any improper market-timing activities by Putnam employees or within Putnam-administered 401(k) plans.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended January 31, 2004, Putnam Management has assumed $119,052 of legal, shareholder servicing and communication, audit, and Trustee fees incurred by the Fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. In addition, Marsh & McLennan Companies, Inc., Putnam Management's parent company, has engaged counsel to conduct a separate review of Putnam Management's policies and controls related to short-term trading. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.


Fund information

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and Principal Accounting Officer

Beth S. Mazor
Vice President

Gordon H. Silver
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

William H. Woolverton
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Investors Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam's Quarterly Performance Summary, and Putnam's Quarterly Ranking Summary. For more recent performance, please visit www.putnaminvestments.com. Investors should consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For more information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

Call 1-800-225-1581 or visit our Web site www.putnaminvestments.com.

SA012-211460  003/307/385  3/04

Not FDIC Insured    May Lose Value    No Bank Guarantee



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------

Putnam Investors Fund
Supplement to Semiannual Report dated 1/31/04

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which do not incur a front-end load, a distribution fee, or a contingent deferred sales charge, will differ from the performance of class A, B, C, M, and R shares, which are discussed more extensively in the semiannual report.

RESULTS AT A GLANCE
----------------------------------------------------------------------------

Total return for periods ended 1/31/04

                                                                        NAV

6 months                                                              16.19%
1 year                                                                35.06
5 years                                                              -23.49
Annual average                                                        -5.21
10 years                                                             129.74
Annual average                                                         8.67
Life of fund (since class A inception, 12/1/25)
Annual average                                                         9.68

Share value:                                                            NAV

7/31/03                                                              $10.02
1/31/04                                                              $11.56

----------------------------------------------------------------------------

Distributions:        No.         Income         Capital gains        Total
                       1          $0.077              --             $0.077
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.



Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: April 1, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: April 1, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: April 1, 2004